UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.D. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):[ ] is a restatement.
				  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Roaring Blue Lion Capital Management, L.P.
Address: 8115 Preston Road, Suite 550
Dallas, TX 75225

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charles W. Griege, Jr.
Title: Managing Partner
Phone: 214-855-2430

Signature, Place, and Date of Signing:

Charles W. Griege, Jr. Dallas, Texas February 14, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $123,020
					(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state NONE and omit the column headings and lit entries.]


FORM 13F INFORMATION TABLE

                                                             VOTING AUTHORITY
NAME OF ISSUER         TITLE   CUSIP   VALUE SHRS   P/C DSCRM SOLE SHARE NONE

1St United Bancorp Inc/ COM     33740N105  1643 262861SH   SOLE  262861 0 0
Active Network Inc/The COM 00506D100 2151 438090SH SOLE 438090 0 0 Altisource Portfolio So REG SHS L0175J104 977 11272SH SOLE 11272 0 0
Apple Inc               COM     037833100  1787   3357SH   SOLE    3357 0 0
Bravo Brio Restaurant G COM     10567B109  4030 300050SH   SOLE  300050 0 0
Capital Bank Financial- CL A CO 139794101  4241 248461SH   SOLE  248461 0 0
Chicopee Bancorp Inc    COM     168565109  1480  93118SH   SOLE   93118 0 0
Children'S Place        COM     168905107  2139  48300SH   SOLE   48300 0 0
Coeur D'Alene Mines Cor COM NEW 192108504  1828  74300SH   SOLE   74300 0 0
Comerica Inc            COM     200340107   276   9100SH   SOLE    9100 0 0
Comverse Inc            COM     20585P105  2702  94720SH   SOLE   94720 0 0
Crocs Inc               COM     227046109  1777 123500SH   SOLE  123500 0 0
Express Inc             COM     30219E103  1799 119200SH   SOLE  119200 0 0
Foot Locker Inc         COM     344849104  2116  65875SH   SOLE   65875 0 0
Fox Chase Bancorp Inc   COM     35137T108  5589 335701SH   SOLE  335701 0 0
Hampden Bancorp Inc     COM     40867E107  4054 270104SH   SOLE  270104 0 0
Heritage Commerce Corp  COM     426927109  4961 710771SH   SOLE  710771 0 0
Heritage Oaks Bancorp   COM     42724R107  2406 414801SH   SOLE  414801 0 0
Hilltop Holdings Inc    COM     432748101  7804 576396SH   SOLE  576396 0 0
Homestreet Inc          COM     43785V102  3924 153600SH   SOLE  153600 0 0
Johnson & Johnson       COM     478160104  2277  32480SH   SOLE   32480 0 0
M/I Homes Inc           COM     55305B101  4068 153492SH   SOLE  153492 0 0
Tesla Mtrs Inc          COM     88160R951    51    266  PUTSOLE     266 0 0
Zillow Inc              COM     98954A957   215    370  PUTSOLE     370 0 0
Meta Financial Group In COM     59100U108  1938  85000SH   SOLE   85000 0 0
Metrocorp Bancshares In COM     591650106  4455 405373SH   SOLE  405373 0 0
Northern Dynasty Minera COM NEW 66510M204  1019 322414SH   SOLE  322414 0 0
Northrim Bancorp Inc    COM     666762109  1609  71034SH   SOLE   71034 0 0
Oba Financial Services  COM     67424G101  1843 104768SH   SOLE  104768 0 0
Ocean Shore Holding Co  COM     67501R103  3158 213366SH   SOLE  213366 0 0
Ocwen Financial Corp    COM NEW 675746309  2569  74260SH   SOLE   74260 0 0
Omniamerican Bancorp In COM     68216R107  5500 237775SH   SOLE  237775 0 0
Oritani Financial Corp  COM     68633D103   613  40034SH   SOLE   40034 0 0
Pacific Premier Bancorp COM     69478X105  1748 170700SH   SOLE  170700 0 0
Patterson-Uti Energy In COM     703481101  2552 137010SH   SOLE  137010 0 0
Pfizer Inc              COM     717081103  2208  88040SH   SOLE   88040 0 0
Primoris Services Corp  COM     74164F103  1945 129310SH   SOLE  129310 0 0
Progress Software Corp  COM     743312100  2044  97380SH   SOLE   97380 0 0
Proshares Ultrashort 20 PSHS UL 74347B201  1171  18450SH   SOLE   18450 0 0
Proshares Ultrashort Eu ULTRASH 74347W882  1356  71350SH   SOLE   71350 0 0
Proshares Ultrashort Ye ULTRASH 74347W569  2729  53760SH   SOLE   53760 0 0
Provident New York Banc COM     744028101  1510 162200SH   SOLE  162200 0 0
Qep Resources Inc       COM     74733V100  2447  80830SH   SOLE   80830 0 0
Schweitzer-Mauduit Intl COM     808541106  2057  52700SH   SOLE   52700 0 0
Silver Standard Resourc COM     82823L106  1283  86190SH   SOLE   86190 0 0
Simplicity Bancorp Inc  COM     828867101  1918 128300SH   SOLE  128300 0 0
Southwest Bancorp Inc/O COM     844767103  1325 118300SH   SOLE  118300 0 0
Sterling Bancorp-N Y    COM     859158107  1234 135438SH   SOLE  135438 0 0
Susser Holdings Corp    COM     869233106  2108  61119SH   SOLE   61119 0 0
True Religion Apparel I COM     89784N104  1778  69960SH   SOLE   69960 0 0
Viewpoint Financial Gro COM     92672A101  4609 220105SH   SOLE  220105 0 0